As filed with the Securities and Exchange Commission on July 24, 2009
                                                                                                                            File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 262	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 262	☒

(Check appropriate box or boxes)

iShares Trust
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 597-2000

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	ROBERT E. ZIVNUSKA, ESQ.
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BARCLAYS GLOBAL INVESTORS, N.A.
787 SEVENTH AVENUE	1875 K STREET, N.W.	400 HOWARD STREET
NEW YORK, N.Y. 10019-6099	WASHINGTON, D.C. 20006-1238	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On August 23, 2009 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 262 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until August 23, 2009, the effectiveness of the registration statement for the iShares S&P India Nifty 50 Index Fund (the “Fund”), filed in Post-Effective Amendment No. 125 on March 4, 2008 pursuant to paragraph (a) of Rule 485 of the 1933 Act. The effectiveness of the Registration Statement of the Fund was delayed in Post-Effective Amendment No. 134 on May 16, 2008, in Post-Effective Amendment No. 135 on June 13, 2008, in Post-Effective Amendment No. 153 on July 11, 2008, in Post-Effective Amendment No. 163 on August 8, 2008, in Post-Effective Amendment No. 166 on September 5, 2008, in Post-Effective Amendment No. 174 on October 2, 2008, in Post-Effective Amendment No. 183 on October 31, 2008, in Post-Effective Amendment No. 192 on November 26, 2008, in Post-Effective Amendment No. 207 on December 30, 2008, in Post-Effective Amendment No. 217 on January 29, 2009, in Post-Effective Amendment No. 221 on February 27, 2009, in Post-Effective Amendment No. 224 on March 30, 2009, in Post-Effective Amendment No. 237 on April 28, 2009, in Post-Effective Amendment No. 240 on May 28, 2009, and in Post-Effective Amendment No. 244 on June 26, 2009, each pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 262 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 125.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 262 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 24th day of July 2009.

By:
Michael Latham*
President

Date: July 24, 2009

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 262 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

By:
Lee T. Kranefuss*
Trustee

Date: July 24, 2009

John E. Martinez*
Trustee

Date: July 24, 2009

George G. C. Parker*
Trustee

Date: July 24, 2009

Cecilia H. Herbert*
Trustee

Date: July 24, 2009

Charles A. Hurty*
Trustee

Date: July 24, 2009

John E. Kerrigan*
Trustee

Date: July 24, 2009

Robert H. Silver*
Trustee

Date: July 24, 2009

Darrell Duffie*
Trustee

Date: July 24, 2009

Michael Latham*
President

Date: July 24, 2009

/s/ Jack Gee
Jack Gee
Treasurer

Date: July 24, 2009

*By:	/s/ Jack Gee
Jack Gee
Attorney in fact

Date: July 24, 2009

*
Powers of Attorney, each dated February 23, 2009, for Michael A. Latham, Lee T. Kranefuss, John E. Martinez, George G.C. Parker, Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, Robert H. Silver, and Darrell Duffie are incorporated herein by reference to Post-Effective Amendment No. 226, filed April 22, 2009.